File No. 333-153077

As filed with the SEC on January 8, 2009
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  1
(Check appropriate box or boxes)

FEDERATED INCOME SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law.  However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.  Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.	Exhibits:

1.1	Conformed copy of Restatement and Amendment #8 to the Declaration of Trust of the Registrant; (13)
1.2	Conformed copy of Amendment Nos. 9 and 10 to the Restated and Amended Declaration of Trust of the Registrant; (14)
1.3	Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (16)
1.4	Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (17)
1.5	Conformed copy of Amendment No. 13 to the Declaration of Trust of the Registrant; (20)
1.6	Conformed copy of Amendment No. 14 to the Declaration of Trust of the Registrant; (23)
1.7	Conformed copy of Amendment No. 15 to the Declaration of Trust of the Registrant; (30)
1.8	Conformed copy of Amendment No. 16 to the Declaration of Trust of the Registrant; (31)
2.1	Copy of Amended and Restated By-Laws of the Registrant; (6)
2.2	Copy of Amendment Nos. 4, 5, 6 and 7 to the By-Laws of the Registrant; (11)
2.6	Copy of Amendment No. 8 to the By-Laws of the Registrant; (15)
2.7	Copy of Amendment No. 9 to the By-Laws of the Registrant; (16)
2.8	Copy of Amendment No. 10 to the By-Laws of the Registrant; (20)
2.9	Copy of Amendment No. 11 to the By-Laws of the Registrant; (22)
2.10	Copy of Amendment No. 12 to the By-Laws of the Registrant; (24)
3	Not applicable
4	Plan of Reorganization;(*)
5	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (8)
6.1	Conformed copy of Investment Advisory Contract of the Registrant (including Exhibit A and Exhibit B); (12)
6.2	Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (14)
6.3	Conformed copy of Exhibit D to the Investment Advisory Contract of the Registrant; (16)
6.4	Conformed copy of Amendment to Investment Advisory Contract of Registrant; (13)
6.5	Conformed copy of Investment Advisory Contract of the Registrant (Federated Capital Income Fund only); (15)
6.6	Conformed copy of Assignment of Investment Advisory contract of the Registrant (Federated Capital Income Fund only); (16)
6.7	Conformed copy of the Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Capital Income Fund only); (16)
6.8	Conformed copy of Assignment of Investment Advisory Contract of the Registrant (Federated Muni and Stock Advantage Fund only); (16)
6.9	Conformed copy of Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Muni and Stock Advantage Fund only); (16)
6.10	Conformed copy of Exhibit E to the investment advisory contract of the Registrant; (27)
6.11	Conformed copy of Investment Advisory Contract of the Registrant (Federated Prudent Global Income Fund); (35)
6.12	Conformed copy of sub-advisory contract of the registrant (Federated Prudent Global Income Fund); (35)
6.13	Conformed copy of Exhibit D to the Investment Advisory Contract for Federated Prudent Global Income Fund; (36)
7.1	Conformed copy of Distributor's Contract of the Registrant (including Exhibits A and B); (12)
7.2	Conformed copy of Exhibits C and D to Distributor’s Contract of the Registrant; (8)
7.3	Conformed copy of Exhibits E and F to the Distributor’s Contract of the Registrant; (14)
7.4	Conformed copy of Exhibits G, H and I to the Distributor's Contract of the Registrant; (15)
7.5	Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the Distributor’s Contract of the Registrant; (16)
7.6	Conformed copy of Amendment to Distributor’s Contract of Registrant; (13)
7.7	Conformed copy of Amendment dated October 01, 2003 to Distributor’s Contract of the Registrant (16)
7.8	Conformed copy of Distributor's Contract of the Registrant (Class B Shares of Federated Capital Income Fund only); (15)
7.9
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Nos. 33-38550 and 811-6269);

7.10	Conformed copy of Exhibits N, O and P to the Distributor’s Contract of the Registrant; (27)
7.11	Conformed copy of Amendment No. 1 to Exhibit B and conformed copy of Exhibit S to the Distributor’s Contract of the Registrant; (32)
7.12	Conformed copy of Amendment No. 1 to Exhibits I, J, N, and Q to the Distributor’s Contract of the Registrant; (33)
7.13	Conformed copy of Exhibits to the Distributor’s Contract for Federated Prudent Global Income Fund (Class A Shares and Class C Shares); (35)
7.14	Conformed copy of Exhibits T, U and V to the Distributor’s Contract of the Registrant for Federated Prudent Global Income Fund; (36)
8	Not applicable;
9.1	Conformed copy of Custodian Agreement of the Registrant; (10)
9.2	Conformed copy of Custodian Fee Schedule; (11)
9.3	Conformed copy of Amendment to Custodian Contract; (13)
9.4	Conformed copy of Amendment to Custodian Contract; (32)
10.1	Conformed copy of Distribution Plan of the Registrant (including Exhibits A through E); (20)
10.2	The responses described in Item 16(7.9) are hereby incorporated by reference;
10.3	Conformed copy of Exhibits F and G to the Distribution Plan of the Registrant; (27)
10.4	Conformed copy of Exhibit J to the Distribution Plan of the Registrant; (32)
10.5	Conformed copy of Amendment No. 1 to Exhibits A, D, F, and H to the Distributor’s Plan of the Registrant; (33)
10.6
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)

10.7	Conformed copy of Multiple Class Plan for Class C Shares; (30)
10.8	Copy of Multiple Class Plan and attached exhibits; (31)
10.9	Conformed copy of Multiple Class Plan and attached exhibits; (31)
10.10	Conformed copy of Multiple Class Plan and attached exhibits for Class A Shares and Class F Shares; (33)
10.11	Conformed copy of Exhibits K and L to the Distribution Plan of the Registrant for Federated Prudent Global Income Fund; (36)
10.12	Copy of Exhibits of Class A, Class C and Institutional Shares to the Multiple Class Plan; (36)
11	Conformed copy of Opinion and Consent of Counsel as to Legality of Shares Being Registered; (*)
12	Conformed copy of Opinion regarding tax consequences of Reorganization; (*)
13.1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Procurement; (11)
13.2
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos.2-75769 and 811-3387);

13.3	The responses and exhibits described in Item 16(7.9) are hereby incorporated by reference;
13.4
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 22(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843);

13.5
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 22(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

13.6
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309);

13.7
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

13.8	Conformed copy of Financial and Accounting Services Agreement; (30)
13.9	Conformed copy of the Agreement for Administrative Services and Exhibit 1 between Federated Administrative Services Company and the Registrant; (31)
13.10	The Registrant hereby incorporates the conformed copy of Schedule 1 to the Second Amended & Restated Services Agreement; (31)
13.11	Transfer Agency and Services Agreement between Federated funds and SSB; (36)
13.12	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of September 8, 2008; (36)
13.13	Copy of Second Amended and Restated Services Agreement as of December 1, 2001; (36)
13.14	Copy of Exhibit A to Financial Administration Accounting Service Agreement as of September 8, 2008; (36)
14	Conformed copy of Consent of Independent Registered Public Accounting Firm of Prudent Global Income Fund, PricewaterhouseCoopers;(34)
15	Not applicable;
16.1	Conformed copy of Power of Attorney of the Registrant; (34)
16.2	Conformed copy of Certification of Resolutions adopted by the Board of Trustees; (34)
17	Form of Proxy; (34)

_______________________
*	All exhibits are being filed electronically.

4.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).
6.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
8.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811-4577).
15.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).
16.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).
20.           Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811-4577).
21.           Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 28, 2005. (File Nos. 33-3164 and 811-4577).
22.           Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 on Form N-1A filed November 23, 2005. (File Nos. 33-3164 and 811-4577).
23.           Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed January 26, 2006. (File Nos. 33-3164 and 811-4577).
24.           Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed June 7, 2006. (File Nos. 33-3164 and 811-4577).
27.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed November 16, 2006. (File Nos. 33-3164 and 811-4577).
30.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed May 29, 2007. (File Nos. 33-3164 and 811-4577).
31.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed June 28, 2007. (File Nos. 33-3164 and 811-4577).
32.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on Form N-1A filed October 22, 2007. (File Nos. 33-3164 and 811-4577).
33.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed December 28, 2007. (File Nos. 33-3164 and 811-4577).
34	Response is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed August 19, 2008. (File No. 333-153077).
35	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 79 on Form N-1A filed September 11, 2008. (File Nos. 33-3164 and 811-4577).
36.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 80 on Form N-1A filed December 29, 2008. (File Nos. 33-3164 and 811-4577).

Item 17.Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED INCOME SECURITIES TRUST, has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 8th day of January, 2009.

FEDERATED INCOME SECURITIES TRUST

By: /s/ Todd P. Zerega
Todd P. Zerega, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                                                                    TITLE                                                    DATE

By:           /s/ Todd P. Zerega                                                      Attorney In Fact                                                January 8, 2009
Todd P. Zerega                                                             For the Persons
ASSISTANT SECRETARY                                        Listed Below

NAME                                                                                    TITLE

John F. Donahue*                                                                        Trustee

J. Christopher Donahue*                                                             President and Trustee
                                 (Principal Executive Officer)

Richard A. Novak*                                                                        Treasurer
(Principal Financial Officer)

Thomas G. Bigley*                                                                         Trustee

John T. Conroy, Jr.*                                                                       Trustee

Nicholas P. Constantakis*                                                            Trustee

John F. Cunningham*                                                                    Trustee

Peter E. Madden*                                                                            Trustee

Charles F. Mansfield, Jr.*                                                              Trustee

R. James Nicholson                                                                        Trustee

Thomas M. O’Neill                                                                         Trustee

John S. Walsh*                                                                               Trustee

James F. Will*                                                                                 Trustee
* By Power of Attorney